The Gabelli Growth Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.2%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 18.5%
73,200	Adobe Inc.†	$23,295,168
29,000	Autodesk Inc.†	4,526,900
22,000	Coupa Software Inc.†	3,074,060
413,300	Microsoft Corp.	65,181,543
16,000	MSCI Inc.	4,623,360
17,000	Rockwell Automation Inc.	2,565,470
58,800	ServiceNow Inc.†	16,850,904

		120,117,405

	HEALTH CARE — 17.6%
272,000	Bristol-Myers Squibb Co.	15,161,280
57,800	Danaher Corp.	8,000,098
46,600	Edwards Lifesciences Corp.†	8,789,692
9,700	Illumina Inc.†	2,649,264
6,300	Intuitive Surgical Inc.†	3,119,823
74,000	Medtronic plc	6,673,320
107,000	Merck & Co. Inc.	8,232,580
54,100	Thermo Fisher Scientific Inc.	15,342,760
92,300	UnitedHealth Group Inc.	23,017,774
198,300	Zoetis Inc.	23,337,927

		114,324,518

	CONSUMER DISCRETIONARY - OTHER — 17.4%
22,600	Amazon.com Inc.†	44,063,672
35,600	Costco Wholesale Corp.	10,150,628
59,800	McDonald’s Corp.	9,887,930
27,900	Netflix Inc.†	10,476,450
86,000	NIKE Inc., Cl. B	7,115,640
65,000	Starbucks Corp.	4,273,100
41,200	The Estee Lauder Companies Inc., Cl. A	6,564,808
84,300	The Home Depot Inc.	15,739,653
10,000	The Sherwin-Williams Co.	4,595,200

		112,867,081

	FINANCIAL SERVICES — 16.8%
45,500	American Tower Corp., REIT	9,907,625
10,400	BlackRock Inc.	4,575,688
71,000	Crown Castle International Corp., REIT	10,252,400
94,000	Fidelity National Information Services Inc.	11,434,160
104,400	Fiserv Inc.†	9,916,956
48,000	JPMorgan Chase & Co.	4,321,440
89,300	Mastercard Inc., Cl. A	21,571,308
104,700	PayPal Holdings Inc.†	10,023,978
90,000	The Blackstone Group Inc., Cl. A	4,101,300
80,000	The Charles Schwab Corp.	2,689,600

Shares		Market Value
28,000	The Goldman Sachs Group Inc.	$4,328,520
99,100	Visa Inc., Cl. A	15,966,992

		109,089,967

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 12.6%
183,600	Apple Inc.	46,687,644
138,600	Applied Materials Inc.	6,350,652
16,200	ASML Holding NV	4,238,568
17,000	Lam Research Corp.	4,080,000
75,800	NVIDIA Corp.	19,980,880

		81,337,744

	TECHNOLOGY - INTERNET — 9.4%
17,100	Alphabet Inc., Cl. A†	19,869,345
12,645	Alphabet Inc., Cl. C†	14,703,732
157,200	Facebook Inc., Cl. A†	26,220,960

		60,794,037

	PRODUCER DURABLES — 2.2%
20,000	Lockheed Martin Corp.	6,779,000
8,800	Roper Technologies Inc.	2,743,928
32,000	The Boeing Co.	4,772,480

		14,295,408

	UTILITIES — 1.7%
46,900	NextEra Energy Inc.	11,285,078

	CONSUMER STAPLES — 1.5%
81,100	PepsiCo Inc.	9,740,110

	CONSUMER DISCRETIONARY - MEDIA — 1.5%
98,700	The Walt Disney Co.	9,534,420

	TOTAL COMMON STOCKS	643,385,768

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$4,883,000	U.S. Treasury Bills,
	0.020% to 1.533%††,
	05/07/20 to 09/24/20	4,881,892

	TOTAL INVESTMENTS — 100.0% (Cost $414,712,962)	$648,267,660

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

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